Other Receivables - Finance Lease Receivables (Detail) - Lease receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 94,904	₩ 102,942
Pohang University of Science and Technology [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	7,429	7,586
Korea Business Angels Association [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	2,162	2,339
HEUNG-A SHIPPING CO., LTD., HEUNG-A LINE CO., LTD. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	45,179	50,429
Executive Offshore, PT Wintermar, COHC, Myanma Port Authority [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 40,134	₩ 42,588